UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2018

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (Unaudited)

TAX EXEMPT INCOME FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—97.9%
		Alaska—.7%
$3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2020 (a)		$3,402,944
875	M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046		875,000
				4,277,944
		Arizona—1.3%
875	M	Arizona State Indl. Dev. Auth. Rev. 5.5% 7/1/2052		852,661
		Glendale Indl. Dev. Auth. Revenue:
875	M	5.25% 11/15/2046		883,006
875	M	5% 7/1/2048		904,365
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038		5,667,000
				8,307,032
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2019 (a)		5,073,500
		California—4.5%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2020 (a)		5,281,000
700	M	California State Muni Fin. Rev. 5.5% 6/1/2053		725,613
5,000	M	5.25% 9/1/2030		5,654,200
5,000	M	5% 11/1/2030		5,613,100
10,000	M	5% 9/1/2035		11,460,000
				28,733,913
		Colorado—1.3%
525	M	Blue Lake Met. Dist. GO 5.25% 12/1/2048		516,369
875	M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032		877,467
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,103,400
1,000	M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048		984,420
875	M	South Maryland Creek Ranch GO 5.625% 12/1/2047		863,196
				8,344,852
		District of Columbia—.9%
5,000	M	District of Columbia GO 6% 6/1/2021		5,507,950
		Florida—9.6%
875	M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044		916,501
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,160,750
		Capital Trust Agency Revenue:
875	M	10% 11/1/2020		891,887
350	M	7% 10/1/2049		334,292
775	M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044		765,374
4,630	M	Davie Educational Facs. Rev. 5% 4/1/2037		5,077,212
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)		5,122,800
875	M	Florida State Dev. Fin. Corp. Rev. 6.375% 6/1/2046		787,841
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)		5,176,450
4,305	M	Lee County Airport Rev. 5% 10/1/2033		4,790,217
5,000	M	Manatee County School Board COP 5.625% 7/1/2021 (a)		5,473,550
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,167,800
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2019 (a)		5,119,400
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)		5,058,800
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2019 (a)		5,077,850
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)		5,147,900
850	M	VOA Lee County FL Indl. Dev. 5.75% 12/01/2052		862,010
875	M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053		860,685
				61,791,319
		Georgia—4.4%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,310,900
		Atlanta Water & Wastewater Revenue:
3,420	M	5.25% 11/1/2019 (a)		3,541,547
9,040	M	5.5% 11/1/2019		9,380,356
1,580	M	5.25% 11/1/2034		1,631,145
5,000	M	5% 11/1/2035		5,596,200
3,115	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		3,153,159
				28,613,307
		Idaho—.1%
775	M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044		868,232
		Illinois—4.4%
875	M	Bridgeview GO 5.625% 12/1/2041		846,886
860	M	Chicago Board of Education GO 5% 12/1/2041		867,448
10,560	M	Chicago Board of Education Lease Certificates 6% 1/1/2020		10,735,930
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)		5,481,400
		Illinois Finance Auth. Revenue:
875	M	Admiral Lake Project 5.5% 5/15/2054		891,170
875	M	Blue Station Project 5% 12/1/2053		855,102
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2019 (a)		7,225,540
385	M	Windy City Portfolio 5.5% 12/01/2052		380,869
930	M	Regional Transportation Auth. 7.75% 6/1/2019		964,038
				28,248,383
		Indiana—1.4%
770	M	Anderson Econ. Dev. Rev. 6% 10/1/2042		803,379
7,000	M	Indianapolis Water Sys. Rev. 5% 10/1/2034 (b)		8,102,990
				8,906,369
		Louisiana—1.1%
875	M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044		903,954
875	M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037		892,474
6,475	M	Regional Trans. Auth. Zero Coupon 12/1/2021		5,490,412
				7,286,840
		Maine—.2%
1,425	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		1,453,757
		Massachusetts—1.9%
1,345	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		1,379,042
5,000	M	Massachusetts State GO 5% 7/1/2037		5,574,150
5,000	M	Massachusetts State Health & Edl. Facs. Auth. Rev. 5% 7/1/2019 (a)		5,115,450
				12,068,642
		Michigan—4.4%
4,970	M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)		5,174,565
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)		5,159,650
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)		5,036,050
875	M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048		879,462
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,243,895
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		6,965,343
				28,458,965
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)		5,021,900
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030		5,169,250
		New Jersey—6.1%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040		5,538,600
5,000	M	New Jersey State Housing & Mortgage Fin. Agy. Rev. 4.5% 10/1/2048		5,333,850
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,115,100
		New Jersey State Turnpike Auth. Revenue:
8,140	M	5% 7/1/2022 (a)		8,989,246
5,050	M	5% 1/1/2034		5,776,746
5,000	M	5% 1/1/2036		5,672,400
1,860	M	5% 1/1/2043		2,001,788
700	M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046		739,508
				39,167,238
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,012,650
		New York—19.4%
875	M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049		925,164
		New York City General Obligation:
5,000	M	5% 3/1/2037		5,691,550
5,000	M	5% 12/1/2041		5,592,350
		New York City Municipal Water Fin. Auth. Revenue:
22,000	M	6% 6/15/2021		24,321,660
3,330	M	TOB Trust 10.874% 6/15/2039		4,498,564
		New York City Trans. Fin. Auth. Revenue:
5,000	M	Bldg. Aid Rev. 5% 7/15/2043		5,536,000
		Future Tax:
5,000	M	5% 2/1/2035		5,601,050
5,000	M	5% 8/1/2035		5,762,900
7,500	M	5% 11/1/2038		8,061,675
5,000	M	5% 8/1/2042		5,505,750
1,935	M	TOB Trust 10.757% 2/1/2040 (c)		2,560,160
2,665	M	TOB Trust 10.77% 2/1/2039 (c)		3,538,267
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040		4,126,644
10,000	M	New York University 5.75% 7/1/2027		11,732,000
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035		5,390,350
5,000	M	5% 2/15/2037		5,371,200
5,000	M	New York State Transportation Dev. Auth. 5% 1/1/2034		5,496,600
		Port Authority of New York & New Jersey:
3,105	M	5% 10/15/2029		3,479,525
10,000	M	5% 10/15/2042		11,239,800
700	M	Suffolk Tobacco Asset Sec. Corp. Rev. 6.625% 6/1/2044		733,460
				125,164,669
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,045,900
		Ohio—2.2%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)		5,063,450
900	M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047		900,000
1,975	M	Jefferson County GO 5.75% 12/1/2019		2,019,536
805	M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052		842,384
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,045,750
				13,871,120
		Oregon—1.6%
9,000	M	Washington County School District 5% 6/15/2035		10,309,950
		Oklahoma—.9%
5,000	M	Oklahoma State Turnpike Auth. 5% 1/1/2042		5,540,250
		Pennsylvania—3.8%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,311,500
875	M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034		892,815
875	M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053		890,986
		Pennsylvania State Turnpike Commission:
6,000	M	5% 12/1/2043		6,495,180
5,000	M	5% 12/1/2045		5,461,450
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,471,800
				24,523,731
		Rhode Island—1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2019 (a)		7,145,740
		South Carolina—.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,423,100
		Texas—10.7%
6,975	M	Allen ISD 5% 2/15/2039 (b)		7,778,660
		Clifton Higher Education Finance Corp. Educ. Revenue:
5,850	M	5% 08/15/2036		6,639,458
5,000	M	5% 08/15/2037 (b)		5,647,900
3,330	M	Cypress-Fairbanks ISD TOB Trust 10.777% 2/15/2044 (c)		4,286,010
8,000	M	Denton Ind. Sch. Dist. GO 5% 8/15/2040		8,891,840
4,730	M	Houston Utilities System Rev. 5.125% 5/15/2019 (a)		4,821,904
5,000	M	Lower Colorado River 5% 5/15/2038		5,616,600
875	M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047		881,808
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,239,600
5,000	M	State of Texas TOB Trust 7.874% 8/1/2019 (a) (c)		5,236,050
		Texas Water Development Board:
5,000	M	5% 10/15/2038 (b)		5,747,250
5,000	M	5% 10/15/2042		5,667,750
		Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
875	M	10% 3/15/2023		871,832
825	M	6.375% 2/15/2048		892,955
800	M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051		850,440
				69,070,057
		Virginia—.1%
875	M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046		881,055
		Washington—5.3%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045		5,549,350
875	M	King County Public Hosp. District Rev. 6.25% 12/1/2045		868,122
12,350	M	Pierce County School District #10, 5% 12/1/2039		13,745,921
7,000	M	Washington State Convention Center 5% 7/1/2043		7,780,990
5,000	M	Washington State Health Care Facs. Auth. Rev. 6.375% 10/1/2033		5,018,050
800	M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045		860,264
				33,822,697
		West Virginia—.7%
4,460	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 12/1/2018 (a)		4,485,422
		Wisconsin—5.0%
875	M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048		875,420
4,280	M	Public Finance Auth. Capital Impt. Rev. 5% 7/1/2041		4,742,711
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		13,461,720
825	M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050		859,105
6,905	M	Wisconsin State General Fund 5.75% 5/1/2019 (a)		7,059,672
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,338,600
				32,337,228
Total Value of Municipal Bonds (cost $612,262,844)				629,932,962
		SHORT-TERM TAX EXEMPT INVESTMENTS—3.5%
		Adjustable Rate Notes (d)
$5,000	M	California State 1.23% 5/1/2034		5,000,000
5,000	M	Connecticut State Health & Edl. Facs. 1.35% 7/1/2036		5,000,000
300	M	Ilinois Heath Facs. Auth. Rev 1.67% 10/1/2022		300,000
5,000	M	Irvine Unified School District 1.33% 09/01/2054		5,000,000
2,500	M	New Jersey Hlth Care Facs 1.5% 7/1/2043		2,500,000
5,000	M	New York City GO 1.66% 4/1/2036		5,000,000
Total Value of Short-Term Tax Exempt Investments (cost $22,800,000)				22,800,000
Total Value of Municipal Investments (cost $635,062,844)			101.4%	652,732,962
Excess of Liabilities Over Other Assets			(1.4)	(9,246,932)
Net Assets			100.0%	$643,486,030

At September 30, 2018, the cost of municipal investments for federal income tax purposes was  $635,062,844. Accumulated net unrealized appreciation on investment was $17,670,118  consisting of $19,203,518 gross unrealized appreciation and $1,533,400 gross unrealized depreciation.

Futures Contracts Outstanding:

Open Short Futures Contracts	Description	Expiration	Notional Value at September 30, 2018	Unrealized Appreciation
40	US Treasury Long Bond	Dec. 2018	$5,620,000	$64,490

Portfolio of Investments (Unaudited)

TAX EXEMPT OPPORTUNITIES FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—96.9%
		Alabama—.4%
$1,000	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)		$1,026,820
		Alaska—1.2%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)		3,109,200
375	M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046		375,000
				3,484,200
		Arizona—.4%
375	M	Arizona State Indl. Dev. Auth. Rev. 5.5% 7/1/2052		365,426
		Glendale Indl. Dev. Auth. Revenue:
375	M	5.25% 11/15/2046		378,431
375	M	5% 7/1/2048		387,585
				1,131,442
		California—2.8%
		California State General Obligation:
2,000	M	5% 9/1/2036		2,284,420
5,000	M	5% 4/1/2037		5,477,300
300	M	California State Muni Fin. Rev. 5.5% 6/1/2053		310,977
				8,072,697
		Colorado—.6%
225	M	Blue Lake Met. Dist. GO 5.25% 12/1/2048		221,301
375	M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032		376,057
500	M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048		492,210
500	M	South Maryland Creek Ranch GO 5.625% 12/1/2047		493,255
				1,582,823
		District of Columbia—1.1%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029		3,080,610
		Florida—5.3%
375	M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044		392,786
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030		5,624,650
		Capital Trust Agency Revenue:
150	M	7% 10/1/2049		143,268
375	M	10% 11/1/2020		382,237
335	M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044		330,839
3,000	M	Davie Educational Facs. Rev. 5% 4/1/2038		3,279,750
375	M	Florida St. Dev. Fin. Corp Rev. 6.375% 6/1/2046		337,646
750	M	Florida St. Muni. Power Agy. Rev. 5% 10/1/2028		750,000
375	M	Lee County Indl. Dev. Auth. Rev. 5.75% 12/1/2052		380,299
1,250	M	Manatee County School Dist. Rev. 5% 10/1/2032		1,412,275
1,500	M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042		1,642,125
375	M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053		368,865
				15,044,740
		Georgia—3.2%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,310,900
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,717,100
1,005	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		1,017,311
				9,045,311
		Hawaii—5.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,626,375
3,750	M	Honolulu City & County GO 5% 9/1/2041		4,278,375
6,500	M	Honolulu City & County Wastewater Sys. Rev. 5% 7/1/2040		7,217,145
				14,121,895
		Idaho—.1%
330	M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044		369,699
		Illinois—3.9%
375	M	Bridgeview GO 5.625% 12/1/2041		362,951
365	M	Chicago Board of Education GO 5% 12/1/2041		368,161
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)		5,481,400
		Illinois State Fin. Auth. Revenue:
375	M	Admiral Lake Project 5.5% 5/15/2054		381,930
375	M	Blue Station Project 5% 12/1/2053		366,472
2,500	M	Trinity Health 5% 12/1/2021 (a)		2,712,725
165	M	Windy City Portfolio 5.5% 12/1/2052		163,229
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,185,260
				11,022,128
		Indiana—.1%
330	M	Anderson Econ. Dev. Rev. 6% 10/1/2042		344,305
		Louisiana—1.5%
375	M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044		387,409
375	M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037		382,489
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2019 (a)		1,010,370
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)		2,375,743
				4,156,011
		Massachusetts—1.9%
5,000	M	Massachusetts State GO 5% 8/1/2035		5,356,400
		Michigan—3.4%
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,409,500
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,075,680
375	M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048		376,912
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042		2,696,275
				9,558,367
		Mississippi—2.1%
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,728,176
2,000	M	5.625% 7/1/2039		2,053,880
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030		1,181,780
				5,963,836
		Missouri—1.8%
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034		4,097,760
1,000	M	5% 9/1/2037		1,023,710
				5,121,470
		New Jersey—4.8%
1,000	M	Burlington County Bridge Comm. Rev. 4% 8/1/2033		1,055,740
1,500	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035		1,685,025
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038		4,029,320
6,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045		6,560,640
300	M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046		316,932
				13,647,657
		New York—20.0%
3,000	M	Long Island Power Auth. Rev. 5% 9/1/2041		3,321,750
4,050	M	Nassau County GO 5% 4/1/2021 (a)		4,349,660
375	M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049		396,499
5,000	M	New York City GO 5% 12/1/2038		5,615,150
		New York City Trans. Fin. Auth. Revenue:
		Building Aid Revenue:
7,000	M	5% 7/15/2037		7,695,550
5,000	M	5% 7/15/2043		5,536,000
		Future Tax:
4,500	M	5% 2/1/2035		5,040,945
1,185	M	5% 2/1/2037		1,318,431
7,000	M	5% 11/1/2038		7,524,230
		New York State Dormitory Auth. Revenue:
		Sales Tax Revenue:
1,000	M	5% 3/15/2039		1,137,070
4,000	M	5% 3/15/2037		4,562,240
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034		5,395,500
3,000	M	New York State Transportation Dev. Auth. 5% 1/1/2034		3,297,960
300	M	Suffolk Tobacco Asset Sec. Corp. Rev. 6.625% 6/1/2044		314,340
1,000	M	Triborough Bridge & Tunnel Auth. Rev. 5% 11/15/2036		1,159,210
				56,664,535
		North Carolina—2.0%
		Chatham County Limited Obligation Revenue:
1,500	M	4% 11/1/2036		1,560,615
1,000	M	4% 11/1/2037		1,035,260
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2019 (a)		3,029,040
				5,624,915
		Ohio—2.3%
380	M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047		380,000
250	M	Cleveland Public Pwr. Sys. Rev. 5% 11/15/2037		279,528
345	M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052		361,022
5,000	M	University of Cincinnati 5% 6/1/2028		5,404,750
				6,425,300
		Oklahoma—2.0%
5,000	M	Oklahoma State Turnpike Auth. Rev. 5% 1/1/2042		5,540,250
		Oregon—2.0%
5,000	M	Washington County School District 5% 6/15/2035		5,727,750
		Pennsylvania—7.5%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024		5,349,200
1,000	M	Allegheny County Sanitary Auth. Rev. 5% 6/1/2043		1,114,230
375	M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034		382,635
		Delaware County Auth. Revenue:
1,100	M	5% 10/1/2037		1,234,123
1,500	M	5% 10/1/2042		1,671,150
1,750	M	Newtown Township Swr. Auth. Rev. 5% 9/1/2043 (b)		1,930,705
1,205	M	Penn Manor School District GO 5% 3/1/2037 (b)		1,337,719
375	M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053		381,851
		Pennsylvania State Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039		2,732,275
1,000	M	5% 12/1/2042		1,101,840
2,000	M	5% 12/1/2043		2,211,360
1,000	M	5% 12/1/2044		1,088,830
635	M	5% 12/1/2045		693,604
				21,229,522
		Rhode Island—.5%
1,415	M	Rhode Island Hth. & Edl. Bldg. Corp. Rev. 5.25% 9/15/2029		1,454,238
		Texas—18.2%
4,675	M	Alamo Regional Mobility Rev. 5% 6/15/2046		5,119,733
		Arlington Special Tax Revenue:
1,000	M	5% 2/15/2036		1,135,150
1,500	M	5% 2/15/2038		1,688,565
		Clifton Higher Education Finance Corp. Educ. Revenue:
1,150	M	5% 8/15/2037 (b)		1,299,017
1,965	M	5% 8/15/2038 (b)		2,214,358
1,335	M	Crowley Ind. Sch. Dist. GO 5% 8/1/2045		1,472,719
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030		5,578,750
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,336,550
2,165	M	Little Elm Ind. Sch. Dist. GO 5% 8/15/2037		2,321,984
1,750	M	Montgomery County Toll Road Auth. Rev. 5% 9/15/2037		1,888,320
375	M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047		377,918
		North Texas Tollway Auth. Revenue:
5,000	M	North Texas Tollway Auth. Rev. 5% 1/1/2040		5,368,900
5,000	M	Northwest ISD GO 5% 2/15/2042 (b)		5,558,750
10,000	M	Rockwall ISD GO 5% 2/15/2046		10,975,000
		Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
375	M	10% 3/15/2023		373,643
350	M	6.375% 2/15/2048		378,830
345	M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051		366,752
				51,454,939
		Utah—.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2021 (a)		1,431,352
		Virginia—.4%
375	M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046		377,595
745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037		830,444
				1,208,039
		Washington—1.6%
375	M	King County Public Hosp. District Rev. 6.25% 12/1/2045		372,053
3,500	M	Washington State Convention Center 5% 7/1/2043		3,860,255
350	M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045		376,366
				4,608,674
		Wisconsin—.3%
350	M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050		364,469
375	M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048		375,180
				739,649
Total Value of Municipal Bonds (cost $267,108,607)				274,239,574
		SHORT-TERM TAX EXEMPT INVESTMENTS - 2.5%
		Adjustable Rate Notes (d)
3,500	M	Irvine California Unified School District 1.33% 9/1/2054		3,500,000
3,500	M	Southern California St. Public Power Rev. 1.33% 7/1/2036		3,500,000
Total Value of Short-Term Tax Exempt Investments (cost $7,000,000)				7,000,000
Total Value of Municipal Investments (cost $274,108,607)			99.4%	281,239,574
Other Assets, Less Liabilities			.6	1,764,682
Net Assets			100.0%	$283,004,256

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $274,108,607. Accumulated net unrealized appreciation on investment was $7,130,967 consisting of $7,759,741 gross unrealized appreciation and $628,774 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

CALIFORNIA TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—102.5%
		Airport—6.1%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$1,053,480
		San Jose Airport Revenue:
575	M	5% 3/1/2036		650,802
570	M	5% 3/1/2037		642,008
1,000	M	5% 3/1/2042		1,121,640
				3,467,930
		Appropriation—3.9%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045		1,099,020
1,000	M	Malibu COP 5% 11/1/2043		1,133,340
				2,232,360
		Education—6.0%
500	M	California Educ. Facs. Auth. Rev. 5.25% 12/1/2031		546,990
1,000	M	California State Muni Fin. Auth. 5% 1/1/2032		1,134,480
1,500	M	University of California Rev. 5% 5/15/2043		1,719,315
				3,400,785
		Electric—4.1%
2,000	M	Los Angeles Water & Power Rev. 5% 7/1/2036		2,301,280
		General Obligation—32.5%
585	M	Cabrillo Unified School Districr 5% 8/1/2045 (b)		655,071
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,117,360
2,000	M	5% 4/1/2037		2,190,920
510	M	Claremont Unified School District 5% 8/1/2042		587,816
1,000	M	Fresno Unified School District 5% 8/1/2041		1,125,240
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,027,800
		Los Angeles Unified School District:
1,000	M	5% 7/1/2040		1,126,500
1,000	M	5.25% 7/1/2042		1,173,420
1,000	M	Midpeninsula Regional Open Space District 4% 9/1/2043		1,039,850
1,000	M	Moreno Valley Unified School District 5% 8/1/2043		1,143,490
270	M	Natomas Unified School District 5.95% 9/1/2021		284,675
1,000	M	New Haven Unified School District 5% 8/1/2040		1,121,340
1,480	M	Norwalk-La Mirada Unified School District 5% 8/1/2043		1,689,701
1,000	M	San Diego Unified School District 5% 7/1/2040		1,134,360
1,000	M	San Francisco Bay Area 4% 8/1/2037		1,050,860
750	M	Santa Rosa High School District 5% 8/1/2043		846,705
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,095,350
				18,410,458
		Health Care—2.9%
1,000	M	California Health Facs. Fin. Auth. Rev. 5% 8/15/2043		1,112,130
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026		533,850
				1,645,980
		Lease—3.0%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		544,630
1,000	M	5.5% 11/1/2030		1,139,210
				1,683,840
		Other Tax—2.7%
		Los Angeles County Metropolitan Trans. Auth. Revenue:
850	M	5% 6/1/2038		973,726
500	M	5% 7/1/2042		572,275
				1,546,001
		Pre-Refunded/Escrowed-to-Maturity—28.4%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)		1,029,300
500	M	Anaheim Public Fing. Auth. Rev. 5% 4/1/2021 (a)		539,535
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2023 (a)		1,133,020
		California Health Facs. Fin. Auth. Revenue:
1,000	M	6.5% 10/1/2018 (a)		1,000,000
1,000	M	5.125% 7/1/2020 (a)		1,056,200
500	M	5.25% 11/15/2020 (a)		536,135
1,000	M	California State Public Works Lease Rev. 5% 9/1/2022 (a)		1,117,180
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)		1,088,480
1,000	M	College of the Sequoias 5.25% 8/1/2019 (a)		1,028,880
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)		1,090,240
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (a)		1,019,090
665	M	Los Angeles Wastewater System 5% 6/1/2020 (a)		699,487
1,000	M	Mojave Water Agency COP 5.5% 6/1/2019 (a)		1,025,290
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2020 (a)		1,053,550
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2018 (a)		500,000
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (a)		1,092,880
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2019 (a)		1,009,730
				16,018,997
		Transportation—2.7%
375	M	Guam Port Authority Port Rev. 5% 7/1/2048		405,315
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,108,700
				1,514,015
		Water/Sewer—10.2%
1,000	M	Los Angeles Dept. of Water & Power 5% 7/1/2043		1,146,500
		Los Angeles Wastewater System Revenue:
335	M	5% 6/1/2027		351,358
1,000	M	5% 6/1/2035		1,140,030
500	M	Metropolitan Water District So. Cal. 5% 7/1/2029		511,660
1,000	M	Orange Cnty Water District Rev. 4% 8/15/2041		1,033,040
1,000	M	San Francisco City & County Public Utils. 5% 10/1/2038		1,155,280
370	M	Upper Santa Clara Valley 5% 8/1/2046		414,977
				5,752,845
Total Value of Municipal Bonds (cost $56,146,779)			102.5%	57,974,491
Excess of Liabilities Over Other Assets			(2.5)	(1,389,277)
Net Assets			100.0%	$56,585,214

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $56,146,779. Accumulated net unrealized appreciation on investment was $1,827,712, consisting of $1,951,035 gross unrealized appreciation and $123,323 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

CONNECTICUT TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—97.3%
		Appropriation—10.1%
$1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev. (State Supported Child Care) 5% 7/1/2028		$1,062,100
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,750,000
				2,812,100
		Education—9.7%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041		1,055,570
510	M	Greenwich Academy 5.25% 3/1/2032		622,190
1,000	M	University of Connecticut 4.75% 2/15/2029		1,008,510
				2,686,270
		Electric—1.9%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030		538,250
		General Obligation—15.7%
		Bloomfield:
250	M	4% 8/1/2030		269,460
485	M	4% 8/1/2031		519,639
480	M	Orange 5% 8/15/2024		551,904
250	M	Portland 5% 2/1/2024		285,020
		Stratford:
500	M	5% 7/1/2034		548,480
500	M	5% 7/1/2035		547,530
500	M	5% 7/1/2036		546,585
1,000	M	Waterbury 5% 12/1/2032		1,094,980
				4,363,598
		Health Care—5.8%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040		513,755
1,000	M	Trinity Health Corp. 5% 12/1/2045		1,102,140
				1,615,895
		Housing—1.8%
500	M	Connecticut State Housing Fin. Auth. 3.875% 11/15/2035		510,300
		Other Revenue—10.0%
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev. 5% 7/1/2037		1,108,160
		Connecticut State Revolving Fund:
500	M	5% 5/1/2034		577,600
510	M	4% 5/1/2036		529,518
500	M	5% 5/1/2037		571,080
				2,786,358
		Other Tax—6.6%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,002,370
750	M	5% 8/1/2035		814,463
				1,816,833
		Pre-Refunded/Escrowed-to-Maturity—16.3%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
460	M	Middlesex Hospital 5% 7/1/2021 (a)		495,926
1,000	M	Wesleyan University 5% 7/1/2020 (a)		1,051,760
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)		527,570
855	M	Hartford 5% 4/1/2021 (a)		914,157
1,500	M	New Haven 5% 3/1/2019 (a)		1,518,045
				4,507,458
		Water/Sewer—19.4%
1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		1,110,280
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,071,770
500	M	5% 11/1/2042		544,745
		South Central Connecticut Water System Revenue:
500	M	5% 8/1/2028		580,660
1,000	M	5% 8/1/2047		1,131,810
		Stamford Water Pollution Control Sys.& Fac. Revenue:
75	M	5% 9/15/2030		84,801
750	M	5.5% 8/15/2038		854,002
				5,378,068
Total Value of Municipal Bonds (cost $26,605,536)			97.3%	27,015,130
Other Assets, Less Liabilities			2.7	736,856
Net Assets			100.0%	$27,751,986

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $26,605,536. Accumulated net unrealized appreciation on investment was $409,594, consisting of $571,692 gross unrealized appreciation and $162,098 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

MASSACHUSETTS TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—97.4%
		Education—27.9%
		Massachusetts State Dev. Fin. Agy. Revenue:
$1,000	M	Boston College 5% 7/1/2039		$1,127,390
500	M	Emerson College 5% 1/1/2038		541,520
1,000	M	Lesley University 5.25% 7/1/2033		1,074,740
500	M	Phillips Academy 5% 9/1/2038		554,765
1,000	M	Williams 4% 7/1/2046		1,016,210
260	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028		267,335
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039		1,088,280
				5,670,240
		General Obligation—11.5%
1,000	M	Massachusetts State 5.5% 8/1/2030		1,250,930
500	M	Quincy 5% 12/1/2028		530,285
500	M	Worcester 5% 1/15/2030		563,595
				2,344,810
		Housing—5.1%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035		1,044,340
		Other Tax—5.3%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032		1,078,120
		Pre-Refunded/Escrowed-to-Maturity—34.3%
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2020 (a)		1,047,390
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	5.5% 11/15/2018 (a)		1,004,440
750	M	5.6% 10/1/2019 (a)		777,210
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2021 (a)		1,077,150
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)		1,053,080
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)		1,015,570
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2018 (a)		1,001,470
				6,976,310
		Toll & Turnpike—5.1%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,033,730
		Water/Sewer—8.2%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		553,315
1,000	M	Massachusetts State Water Resources Auth. 5% 8/1/2040		1,123,760
				1,677,075
Total Value of Municipal Bonds (cost $19,003,794)			97.4%	19,824,625
Other Assets, Less Liabilities			2.6	519,070
Net Assets			100.0%	$20,343,695

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $19,003,794. Accumulated net unrealized appreciation on investment was $820,831, consisting of $866,753 gross unrealized appreciation and $45,922 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

MICHIGAN TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—95.7%
		Airport—4.8%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		$829,207
		Combined Utility—3.1%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		535,035
		Education—3.2%
500	M	Western Michigan University 5.25% 11/15/2033		560,310
		Electric—3.4%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		582,655
		General Obligation—27.0%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,002,550
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,083,640
500	M	Gull Lake Community School District 5% 5/1/2042		558,000
780	M	Novi Community School District 5% 5/1/2037		867,274
150	M	Saginaw GO Ltd. 4% 11/1/2042		152,513
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,002,020
				4,665,997
		Health Care—9.4%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,072,680
500	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045		547,195
				1,619,875
		Lease—5.9%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,032,000
		Pre-Refunded/Escrowed-to-Maturity—35.9%
1,000	M	Detroit Michigan Sewer Disp. 7.5% 7/1/2019 (a)		1,041,160
100	M	Ferris State University 5% 10/1/2018 (a)		100,000
1,000	M	Grand Rapids Water Supply 5% 1/1/2019 (a)		1,007,920
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2019 (a)		1,030,380
1,000	M	Michigan State 5% 11/1/2018 (a)		1,002,590
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,007,210
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,016,550
				6,205,810
		Water/Sewer—3.1%
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		539,060
Total Value of Municipal Bonds (cost $16,069,638)			95.8%	16,569,949
Other Assets, Less Liabilities			4.2	733,637
Net Assets			100.0%	$17,303,586

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $16,069,638. Accumulated net unrealized appreciation on investment was $500,311, consisting of $515,368 gross unrealized appreciation and $15,057 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

MINNESOTA TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—95.2%
		Airport—1.6%
$250	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2036		$283,350
		Appropriation—6.0%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029		1,089,170
		Education—14.9%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		806,745
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Gustavus Adolphus College 5% 10/1/2047		549,760
500	M	University of St. Thomas 4% 10/1/2037		512,545
750	M	University of Minnesota 5% 4/1/2037		844,148
				2,713,198
		Electric—11.8%
		Minnesota St. Municipal Pwr. Agy. Elec. Revenue:
250	M	5.25% 10/1/2035		264,265
455	M	4% 10/1/2041		465,961
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5% 1/1/2041		276,165
		Western Minnesota Municipal Power Agency:
500	M	5% 1/1/2036		560,870
500	M	5% 1/1/2049		567,210
				2,134,471
		General Obligation—13.1%
750	M	Brainerd Independent School District 4% 2/1/2040		768,135
500	M	Itasca County Independent School Districr #318, 4% 2/1/2037		515,720
750	M	Mounds View Independent Sch. Dist. 4% 2/1/2041		769,223
325	M	Richfield Independent Sch. Dist. 4% 2/1/2040		333,564
				2,386,642
		Health Care—12.3%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038		467,585
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		778,470
500	M	Rochester Health Care Facs. Rev. 5% 11/15/2033		608,545
370	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		384,959
				2,239,559
		Housing—4.4%
		Minnesota State Housing Finance Agency:
5	M	Multi-Family Housing 5.05% 7/1/2034		5,048
		Rental Housing Revenue:
250	M	5% 8/1/2030		254,667
300	M	5.05% 8/1/2031		313,980
220	M	5% 8/1/2033		231,044
				804,739
		Lease—4.4%
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031		268,600
250	M	State Appropriation 5% 8/1/2036		279,103
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029		252,925
				800,628
		Other Tax—4.9%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		325,128
500	M	St. Paul Port Authority 5% 3/1/2036		565,125
				890,253
		Pre-Refunded/Escrowed-to-Maturity—21.8%
500	M	Bemidji 5% 2/1/2021 (a)		533,505
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2019 (a)		706,832
		Minnesota State Higher Ed. Facs. Auth. Revenue:
250	M	Gustavus Adolfus College 5% 10/1/2019 (a)		257,342
500	M	Macalester College 5% 6/1/2020 (a)		524,835
		St. Cloud Health Care Revenue:
500	M	5.375% 5/1/2019 (a)		509,830
250	M	5.125% 5/1/2020 (a)		261,932
380	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2019 (a)		393,551
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2019 (a)		504,265
250	M	University of Minnesota 5.25% 12/1/2020 (a)		267,170
				3,959,262
Total Value of Municipal Bonds (cost $16,962,495)			95.2%	17,301,272
Other Assets, Less Liabilities			4.8	882,220
Net Assets			100.0%	$18,183,492

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $16,962,495. Accumulated net unrealized appreciation on investment was $338,777, consisting of $434,681 gross unrealized appreciation and $95,904 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

NEW JERSEY TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.6%
		Appropriation—8.9%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028		$1,169,170
1,000	M	New Jersey St. Health Care Facs. Fing. Auth. Rev. 5.75% 10/1/2031		1,036,240
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,066,310
1,000	M	5.5% 12/15/2038		1,007,330
				4,279,050
		Education—13.6%
560	M	Edgewater Board of Education 4% 3/1/2040		575,215
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036		1,107,130
1,000	M	5% 7/1/2039		1,100,380
1,500	M	Princeton University 4% 7/1/2035		1,602,675
1,000	M	Ramapo College 5% 7/1/2035		1,123,350
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,023,020
				6,531,770
		General Obligation—15.8%
500	M	Bayonne 5% 7/1/2039		543,055
1,000	M	Belleville Township Board of Education 4% 9/1/2037		1,018,130
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039		1,111,050
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040		1,107,720
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027		1,215,200
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034		1,007,250
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037		1,120,630
415	M	Montclair Twp. 5% 1/1/2037		460,961
				7,583,996
		Health Care—4.5%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
1,000	M	Hackensack Meridian Health 5% 7/1/2035		1,141,260
1,000	M	Virtua Health 5.5% 7/1/2038		1,025,640
				2,166,900
		Industrial Development Revenue/Pollution Control Revenue—3.8%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		1,813,252
		Lease—4.7%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024		1,141,250
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040		1,107,560
				2,248,810
		Other Revenue—8.0%
		Burlington Cnty Bridge Commission:
445	M	4% 8/1/2034		467,895
465	M	4% 8/1/2035		486,943
480	M	4% 8/1/2036		500,611
1,000	M	Hudson County Impt. Auth. 5% 8/1/2042		1,098,670
190	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		202,012
1,000	M	Passaic Cou\nty Impt. Auth. Rev. 5% 5/1/2042		1,096,340
				3,852,471
		Pre-Refunded/Escrowed-to-Maturity—23.2%
1,000	M	Bayonne 5.25% 7/1/2019 (a)		1,024,560
1,000	M	Elizabeth 5.25% 4/15/2021 (a)		1,080,230
1,000	M	Jersey City 5% 1/15/2019 (a)		1,009,170
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)		1,006,510
810	M	Monmouth County Impt. Auth. 5% 1/15/2021 (a)		862,326
2,000	M	New Jersey State COP Equip. Lease Purchase Rev.
		5.25% 6/15/2019 (a)		2,046,360
1,000	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2019 (a)		1,023,090
950	M	New Jersey State Turnpike Auth. 5% 1/1/2020 (a)		985,863
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019 (a)		2,110,820
				11,148,929
		Toll & Turnpike—7.8%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,112,300
		New Jersey St. Turnpike Authority Revenue:
1,000	M	5% 1/1/2029		1,097,570
1,500	M	4% 1/1/2043		1,530,180
				3,740,050
		Transportation—8.3%
		Delaware River Joint Toll Bridge Commission:
1,000	M	5% 7/1/2033		1,150,340
250	M	5% 7/1/2034		286,550
375	M	Guam Port Authority Port Rev. 5% 7/1/2048		405,315
		Port Authority of New York & New Jersey:
1,000	M	5% 10/15/2031		1,031,540
1,000	M	5% 10/15/2041		1,116,590
				3,990,335
Total Value of Municipal Bonds (cost $45,807,867)			98.6%	47,355,563
Other Assets, Less Liabilities			1.4	696,321
Net Assets			100.0%	$48,051,884

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $45,807,867. Accumulated net unrealized appreciation on investment was $1,547,696, consisting of $1,677,170 gross unrealized appreciation and $129,474 gross unrealized depreciation.

Portfolio of Investments (Unaudited)
NEW YORK TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—100.6%
		Airport—.7%
$1,000	M	New York State Transportion Dev. Corp. 5% 1/1/2033		$1,103,440
		Appropriation—8.5%
730	M	Hudson Yards Infra. Corp. 5.75% 2/15/2047		786,327
		New York City Transitional Fin. Auth. Bldg. Aid Revenue:
1,000	M	5% 7/15/2033		1,088,610
4,000	M	5% 7/15/2043		4,507,480
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020		3,142,440
1,500	M	State University 5.25% 5/15/2021		1,592,415
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,784,990
				13,902,262
		Education—19.4%
		Dutchess County Local Development Corp. Revenue:
1,000	M	5% 7/1/2035		1,137,160
1,000	M	5% 7/1/2036		1,133,080
1,000	M	5% 7/1/2037		1,128,200
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035		1,114,830
1,000	M	5% 7/1/2039		1,105,210
		Monroe Indl. Dev. Corp. Revenue:
1,000	M	5% 7/1/2037		1,135,520
6,500	M	4% 7/1/2043		6,649,175
		New York State Dormitory Authority Revenue:
1,485	M	Colgate University 6% 7/1/2021		1,577,055
		New York University:
2,000	M	5% 7/1/2030		2,217,700
2,000	M	5% 7/1/2036		2,262,780
1,000	M	5% 7/1/2037		1,098,520
2,000	M	5% 7/1/2039		2,246,660
500	M	Skidmore College 5% 7/1/2027		534,895
1,050	M	State University 5% 7/1/2035 (b)		1,203,961
2,200	M	State University 5% 7/1/2037 (b)		2,500,938
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030		1,118,830
1,100	M	Schenectady County Cap. Res. Corp. 5% 1/1/2040		1,222,254
2,100	M	St. Lawrence County Ind. Dev. Agy. 5% 9/1/2047		2,298,954
				31,685,722
		Electric—2.9%
		Long Island Power Auth. Electric Revenue:
1,000	M	5% 9/1/2037		1,124,580
1,000	M	5% 9/1/2041		1,107,250
1,200	M	5% 9/1/2044		1,315,512
1,000	M	5% 9/1/2047		1,112,360
				4,659,702
		General Obligation—5.0%
1,000	M	Monroe County 5% 6/1/2029		1,018,920
		New York City General Obligation:
3,000	M	5% 12/1/2034		3,412,860
2,000	M	5% 3/1/2037		2,276,620
1,000	M	5% 4/1/2043		1,130,670
375	M	New York State Dormitory Authority Rev. 5.625% 10/1/2029		387,941
				8,227,011
		Health Care—1.5%
625	M	Dutchess County Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030		662,944
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025		1,196,590
500	M	6% 7/1/2036		515,045
				2,374,579
		Housing—2.2%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,092,610
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026		1,955,644
500	M	Westchester Cnty. Local Dev. Corp. Rev. 5% 6/1/2042		545,070
				3,593,324
		Lease—3.3%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,263,025
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,020,180
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027		3,022,175
				5,305,380
		Other Revenue—5.6%
3,565	M	New York State Dormitory Authority School Dist. Brd. Fing.
		5% 10/1/2042		3,995,153
		Saratoga County Cap. Res. Corp. Revenue:
3,570	M	5% 7/1/2043		3,993,188
1,000	M	5% 7/1/2048		1,114,180
				9,102,521
		Other Tax—8.0%
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028		2,656,925
1,000	M	5% 11/1/2033		1,055,570
2,000	M	5% 8/1/2042		2,202,300
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040		1,101,710
		New York State Dormitory Authority Revenue:
1,000	M	Personal Income Tax 5% 2/15/2042		1,096,300
		Sales Tax Revenue:
3,500	M	5% 3/15/2038		3,829,420
1,000	M	5% 3/15/2042		1,112,710
				13,054,935
		Pre-Refunded/Escrowed-to-Maturity—21.8%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (a)		510,480
550	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020 (a)		576,328
1,270	M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (a)		1,381,188
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (a)		5,104,800
		Nassau County:
4,405	M	GO 5% 10/1/2019 (a)		4,538,824
1,500	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)		1,504,260
		New York State Dormitory Authority Revenue:
1,000	M	Fordham University 5% 7/1/2028		1,082,010
1,000	M	Master Boces Program 5% 8/15/2019 (a)		1,027,110
1,000	M	New York University 5% 10/1/2019 (a)		1,030,880
		Personal Income Tax Revenue:
3,000	M	5.75% 3/15/2019 (a)		3,053,010
2,500	M	5% 3/15/2019 (a)		2,535,775
1,200	M	Pratt Institute 5% 7/1/2019 (a)		1,227,708
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (a)		3,137,016
3,500	M	The New School 5.5% 7/1/2020 (a)		3,712,940
5,000	M	New York State Urban Dev. Corp. Rev.
		TOB Trust 7.874% 12/15/2018 (a) (c)		5,064,150
				35,486,479
		Toll & Turnpike—4.1%
2,330	M	New York State Thruway Auth. Rev. 5% 1/1/2035		2,655,315
3,500	M	Triborough Brdg. & Tunnel Auth. Rev. 5% 11/15/2036		3,979,640
				6,634,955
		Transportation—10.0%
1,375	M	Guam Port Authority Port Rev. 5% 7/1/2048		1,486,155
3,000	M	Metropolitan Transportation Authority 5% 11/15/2042		3,386,100
		Port Authority of New York & New Jersey:
5,000	M	5% 10/15/2031		5,157,700
2,500	M	5% 10/15/2042		2,809,950
		Triborough Bridge & Tunnel Authority:
1,000	M	5% 11/15/2036		1,159,210
2,000	M	5% 11/15/2037		2,301,560
				16,300,675
		Water/Sewer—7.6%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029		563,250
250	M	5% 7/1/2030		280,325
250	M	5% 7/1/2031		279,352
300	M	5% 7/1/2032		333,678
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,040,208
4,500	M	5% 6/15/2032		4,977,610
2,050	M	Saratoga County Water Sys. Rev. 4% 9/1/2048		2,091,799
		Western Nassau County Water Auth. Revenue:
500	M	5% 4/1/2034		554,585
300	M	5% 4/1/2035		331,821
				12,452,628
Total Market Value of Municipal Bonds (cost $160,388,112)			100.6%	163,883,613
Excess of Liabilities Over Other Assets			(.6)	(903,524)
Net Assets			100.0%	$162,980,089

At September 30, 2018, the cost of municipal investments for federal income tax purposes was  $160,388,112.  Accumulated net unrealized appreciation on investment was $3,495,501,  consisting of $4,320,697 gross unrealized appreciation and $825,196 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

NORTH CAROLINA TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—97.3%
		Appropriation—7.9%
$425	M	Henderson County Limited Obligation 4% 10/1/2032		$445,154
1,000	M	Lincoln County Eneterprise Sys. Rev. 4% 8/1/2041 (b)		1,019,530
250	M	Scotland County 5% 12/1/2035		286,900
				1,751,584
		Education—14.9%
		North Carolina State Capital Facs. Fin. Agy. Revenue:
500	M	4% 1/1/2038		518,190
500	M	5% 10/1/2041		560,685
		University of North Carolina at Asheville:
270	M	5% 6/1/2033		303,178
250	M	5% 6/1/2034		279,817
500	M	4% 6/1/2035		518,020
1,000	M	Western Carolina University 5% 10/1/2043		1,127,200
				3,307,090
		Health Care—16.1%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,009,180
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,002,720
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027		1,030,080
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046		545,590
				3,587,570
		Lease—9.1%
1,000	M	Charlotte COP 5% 6/1/2029		1,019,130
1,000	M	Salisbury COP 5.625% 3/1/2026		1,013,800
				2,032,930
		Other Revenue—2.4%
500	M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 6/1/2038		536,795
		Pre-Refunded/Escrowed-to-Maturity—41.9%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2019 (a)		1,023,240
1,000	M	Cabarrus County COP 5% 1/1/2019 (a)		1,007,970
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)		1,005,260
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)		496,708
1,000	M	Durham County COP 5% 6/1/2019 (a)		1,020,400
500	M	Harnett County COP 5% 6/1/2019 (a)		510,200
1,000	M	Monroe COP 5.5% 3/1/2019 (a)		1,015,210
140	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		141,459
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2019 (a)		1,008,760
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)		1,026,960
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2021 (a)		1,070,580
				9,326,747
		Water/Sewer—5.0%
1,000	M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040		1,122,600
Total Market Value of Municipal Bonds (cost $21,337,727)			97.3%	21,665,316
Other Assets, Less Liabilities			2.7	609,295
Net Assets			100.0%	$22,274,611

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $21,337,727. Accumulated net unrealized appreciation on investment was $327,589, consisting of $367,729 gross unrealized appreciation and $40,140 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

OHIO TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—95.8%
		Education—17.8%
		Ohio State Higher Educational Facilities Revenue:
$750	M	Oberlin College 5% 10/1/2042		$835,575
500	M	University of Dayton Proj. 5.375% 12/1/2030		532,475
500	M	Ohio University General Receipts 5% 12/1/2034		567,205
1,000	M	University of Akron General Receipts 5% 1/1/2028		1,033,980
500	M	University of Cincinnati 5% 6/1/2045		557,195
				3,526,430
		General Obligation—21.3%
500	M	Cleveland 5% 12/1/2043		560,150
500	M	Defiance City School District 5% 12/1/2039		543,750
250	M	Euclid City School District 5.25% 1/15/2044		278,590
500	M	Hudson City School District 4% 12/1/2037		513,945
195	M	Jefferson County Jail Construction 5.75% 12/1/2019		199,397
1,000	M	Lebanon City School District 5.25% 12/1/2043		1,062,110
500	M	Madison Local School District Richland County 5% 12/1/2034		543,120
500	M	North Ridgeville City School District 4% 12/1/2044		508,820
				4,209,882
		Health Care—4.1%
		Franklin County Hospital Facs. Revenue:
250	M	Nationwide Children's Hospital 4% 11/1/2044		250,940
500	M	Ohio Health Corp. 5% 5/15/2030		550,985
				801,925
		Other Revenue—8.0%
500	M	Hamilton Wastewater Sys. Rev. 4% 10/1/2041		506,590
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,066,700
				1,573,290
		Pre-Refunded/Escrowed-to-Maturity—23.6%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		506,575
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,020,600
375	M	Montgomery County Rev. 5.5% 5/1/2019 (a)		382,643
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2021 (a)		1,071,710
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)		402,720
250	M	6.125% 12/1/2018 (a)		251,753
1,000	M	Youngstown State University General Receipts 5.25% 6/15/2019 (a)		1,023,180
				4,659,181
		Toll & Turnpike—4.5%
		Ohio State Turnpike Commission:
300	M	5% 2/15/2028		329,418
500	M	5% 2/15/2043		566,285
				895,703
		Utilities—4.2%
750	M	Cleveland Public Power Sys. Rev. 5% 11/15/2037		838,582
		Water/Sewer—12.3%
500	M	Cincinnati Water Sys. Rev. 5% 12/1/2041		565,340
750	M	Northeast Regl. Sewer Dist. 4% 11/15/2043		771,720
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,094,220
				2,431,280
Total Value of Municipal Bonds (cost $18,545,273)			95.8%	18,936,273
Other Assets, Less Liabilities			4.2	827,037
Net Assets			100.0%	$19,763,310

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $18,545,273. Accumulated net unrealized appreciation on investment was $391,000, consisting of $480,526 gross unrealized appreciation and $89,526 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

OREGON TAX EXEMPT FUND

September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—96.3%
		Airport—4.1%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2031		$1,120,650
1,000	M	5% 7/1/2047		1,108,870
				2,229,520
		Appropriation—1.1%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029		613,737
		Education—4.6%
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045		1,391,900
1,000	M	University of Oregon 5% 4/1/2045		1,117,890
				2,509,790
		Electric—4.0%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038		2,163,220
		General Obligation—34.6%
1,000	M	Central Oregon Community College District 5% 6/15/2030		1,048,060
2,000	M	Clackamas County School District #12, 5% 6/15/2037		2,273,120
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021		1,082,520
575	M	Columbia County School District #502, 5% 6/15/2036		653,988
1,000	M	Linn County School District #55, 5.5% 6/15/2027		1,211,510
1,000	M	Marion County School District #103, 5% 6/15/2035		1,129,650
1,000	M	Marion & Polk Counties School District 5% 6/15/2039		1,145,480
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,071,100
1,225	M	Newport Zero Coupon 6/1/2029		862,265
1,000	M	North Marion County School District 5% 6/15/2035		1,150,880
		Oregon State:
750	M	5% 5/1/2037		864,630
250	M	5% 6/1/2037		285,225
600	M	5% 5/1/2038		690,096
1,000	M	5% 8/1/2042		1,135,000
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		509,195
1,500	M	Tillamook & Yamhill Counties School District 5% 6/15/2035		1,729,020
1,000	M	Umatilla County School District #16, 5% 6/15/2033		1,114,610
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023		891,380
				18,847,729
		Health Care—10.3%
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,058,010
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045		1,798,154
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032		1,630,485
1,000	M	5% 7/1/2034		1,142,080
				5,628,729
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		530,405
		Other Revenue—6.2%
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035		2,245,840
1,000	M	Seaside Transient Lodging Tax Rev. 5% 12/15/2037		1,127,720
				3,373,560
		Other Tax—5.2%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030		536,380
2,000	M	Tri-County Metropolitan Trans. Dist. 5% 8/1/2031		2,290,580
				2,826,960
		Pre-Refunded/Escrowed-to-Maturity—14.1%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)		765,450
1,500	M	5.125% 6/1/2019 (a)		1,532,130
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)		1,021,800
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)		752,092
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2020 (a)		530,615
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2020 (a)		1,051,760
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)		1,021,800
1,000	M	Salem 5% 6/1/2019 (a)		1,020,260
				7,695,907
		Transportation—.8%
375	M	Guam Port Authority Port Rev. 5% 7/1/2048		405,315
		Water/Sewer—10.3%
500	M	Hermiston Water & Sewer Sys. 5% 11/1/2034		550,810
		Portland Water Sys. Revenue:
2,000	M	4% 4/1/2034		2,108,640
500	M	5% 5/1/2034		533,885
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,394,196
				5,587,531
Total Value of Municipal Bonds (cost $50,856,119)			96.3%	52,412,403
Other Assets, Less Liabilities			3.7	2,001,874
Net Assets			100.0%	$54,414,277

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $50,856,119. Accumulated net unrealized appreciation on investment was $1,556,284 consisting of $1,678,982 gross unrealized appreciation and $122,698 gross unrealized depreciation.

Futures Contracts Outstanding:

Open Short Futures Contracts	Description	Expiration	Notional Value at September 30, 2018	Unrealized Appreciation
20	10 Year US Treasury Note	Dec. 2018	$2,375,625	$6,307

Portfolio of Investments (Unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—99.8%
		Appropriation—3.0%
$1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		$1,017,060
		Education—6.5%
1,500	M	Delaware County Haverford College Rev. 5% 10/1/2042		1,671,150
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		535,155
				2,206,305
		General Obligation—25.3%
750	M	Altoona Area School District 5% 12/1/2036		830,220
250	M	Boyertown Area School District 5% 10/1/2036		272,650
1,000	M	Cheltenham Township School District 5% 3/15/2038		1,100,500
570	M	Dover Area School District 5% 4/1/2039		629,514
1,000	M	Penn Delco School District 5% 6/1/2034		1,099,200
500	M	Penn Manor School District 5% 3/1/2038 (b)		552,530
1,000	M	Pittsburgh 5% 9/1/2035		1,128,680
200	M	Scranton School District 5% 6/1/2037		217,898
1,500	M	Upper Saint Clair School District 5% 10/1/2041		1,645,410
1,000	M	Woodland Hills School District 5% 9/1/2043		1,103,600
				8,580,202
		Health Care—7.9%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,025,420
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,098,360
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032		534,205
				2,657,985
		Other Revenue—2.3%
740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		775,823
				775,823
		Other Tax—4.7%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,069,840
500	M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031		522,765
				1,592,605
		Pre-Refunded/Escrowed-to-Maturity—28.3%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2020 (a)		1,063,420
1,000	M	Centennial Bucks County School District 5.125% 12/15/2018 (a)		1,006,770
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (a)		275,389
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2019 (a)		1,020,750
1,000	M	Northampton County Auth. Rev. 5.5% 5/15/2019 (a)		1,022,350
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	5% 6/1/2019 (a)		1,020,260
1,000	M	5% 12/1/2021 (a)		1,083,500
1,000	M	Reading 6.25% 11/1/2018 (a)		1,003,550
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)		1,095,910
1,000	M	West Mifflin Area School District 5.375% 10/1/2018 (a)		1,000,000
				9,591,899
		Transportation—4.3%
		Delaware River Joint Toll Bridge Comm. Revenue:
500	M	5% 7/1/2034		573,100
800	M	5% 7/1/2047		896,752
				1,469,852
		Water/Sewer—17.5%
1,000	M	Allegheny County Sanitary Auth. 5% 6/1/2043		1,114,230
		Capital Region Water Revenue:
350	M	5% 7/15/2035		394,097
350	M	5% 7/15/2038		389,487
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		549,895
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,029,630
750	M	Newtown Township Sewer Auth. 5% 9/1/2043 (b)		827,445
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		536,520
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,094,360
				5,935,664
Total Value of Municipal Bonds (cost $32,827,964)			99.8%	33,827,395
Other Assets, Less Liabilities			.2	76,464
Net Assets			100.0%	$33,903,859

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $32,827,964. Accumulated net unrealized appreciation on investment was $999,431, consisting of $1,019,220 gross unrealized appreciation and $19,789 gross unrealized depreciation.

Portfolio of Investments (Unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—97.1%
		Airport—3.8%
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
$1,000	M	5% 10/1/2026		$1,027,670
500	M	5% 10/1/2034		559,680
				1,587,350
		Appropriation—7.6%
2,000	M	Virginia State Commonwealth Trans. Brd. Rev. 4% 5/15/2038		2,057,920
1,000	M	Western Regional Jail Facs. Rev. 5% 12/1/2037		1,114,690
				3,172,610
		Combined Utility—1.3%
500	M	Richmond Public Util. Rev. 5% 1/15/2038		547,080
		Education—6.6%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043		1,075,530
500	M	Montgomery Cnty. Econ Dev. Auth. Rev. 4% 6/1/2036		516,635
1,000	M	University of Virginia 5% 4/1/2038		1,143,390
				2,735,555
		General Obligation—4.3%
1,000	M	Norfolk 5% 10/1/2034		1,141,270
115	M	Portsmouth 5% 2/1/2035		126,478
500	M	Powhatan County 5% 1/15/2032		517,640
				1,785,388
		Health Care—3.9%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043		1,085,060
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035		551,655
				1,636,715
		Lease—2.7%
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029		1,133,680
		Other Revenue—13.8%
		Fairfax Cnty. Econ Dev. Auth. Revenue:
775	M	5% 4/1/2036		878,687
800	M	5% 4/1/2037		903,224
1,000	M	Hampton Roads Transportation Rev. 5% 7/1/2042		1,139,620
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035		1,130,780
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029		593,216
1,000	M	5% 11/1/2045		1,130,790
				5,776,317
		Other Tax—2.6%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038		1,109,000
		Pre-Refunded/Escrowed-to-Maturity—37.2%
1,000	M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2020 (a)		1,041,410
1,000	M	Danville 5% 8/1/2019 (a)		1,025,570
1,000	M	Fairfax County Econ Dev. Auth. Rev. 5% 3/1/2021 (a)		1,070,830
1,000	M	Fairfax County Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)		1,020,570
500	M	Hanover County 5.25% 1/15/2021 (a)		536,355
1,000	M	Hopewell 5.875% 7/15/2019 (a)		1,030,760
1,000	M	Norfolk 5% 8/1/2023 (a)		1,127,620
885	M	Portsmouth 5% 2/1/2023 (a)		985,633
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2021 (a)		547,350
1,000	M	Richmond Public Util. Rev. 5% 1/15/2019 (a)		1,009,200
1,500	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2021 (a)		1,612,650
1,000	M	Virginia State Public School Auth. Rev. 5% 8/1/2019 (a)		1,025,150
		Virginia State Res. Auth. Infrastructure Revenue:
945	M	5% 11/1/2018 (a)		947,495
425	M	5% 11/1/2019 (a)		439,017
1,000	M	Washington County Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)		1,057,730
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2019 (a)		1,024,560
				15,501,900
		Toll & Turnpike—1.3%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053		525,665
		Transportation—5.4%
2,000	M	Washington D.C. Metro Area Trans. Rev. 5% 7/1/2042		2,253,160
		Water/Sewer—6.6%
1,000	M	Fairfax County Water Rev. 5% 4/1/2041		1,138,580
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		531,200
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,066,220
				2,736,000
Total Value of Municipal Bonds (cost $39,606,557)			97.1%	40,500,420
Other Assets, Less Liabilities			2.9	1,201,711
Net Assets			100.0%	$41,702,131

At September 30, 2018, the cost of municipal investments for federal income tax purposes was $39,606,557. Accumulated net unrealized appreciation on investment was $893,863, consisting of $1,032,498 gross unrealized appreciation and $138,635 gross unrealized depreciation.

FOOTNOTES

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(c)	Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2018.

(d)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at September 30, 2018.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
TOB	Tender Option Bond
ISD	Independent School District

1. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers and other available information in determining value. If prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated,  the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond.  In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default.  In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions.  Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*
Tax Exempt Income	$-	$629,932,962	$-
Tax Exempt Opportunities	-	274,239,574	-
California	-	57,974,491	-
Connecticut	-	27,015,130	-
Massachusetts	-	19,824,625	-
Michigan	-	16,569,949	-
Minnesota	-	17,301,272	-
New Jersey	-	47,355,563	-
New York	-	163,883,613	-
North Carolina	-	21,665,316	-
Ohio	-	18,936,273	-
Oregon	-	52,412,403	-
Pennsylvania	-	33,827,395	-
Virginia	-	40,500,420	-

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Income	$-	$22,800,000	$-
Tax Exempt Opportunities		7,000,000

Investments in Futures Contracts:
Tax Exempt Income	$65,000	$-	$-
Oregon	6,562

*	The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

2.  Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date.  Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions.  Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes.  Interest income is earned from settlement date and recorded on the accrual basis.  Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange.  An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place.  Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions.  A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts.  Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value.  This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.  The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules.  Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment.  Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.”  Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization.  A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies.  The use of these strategies involves certain special risks, including: (1) dependence on the Funds’ adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time.  If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ending September 30, 2018, Tax Exempt Income and Oregon held investments in futures contracts.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued” in the Statements of Assets and Liabilities.  The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.  Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations.  For the period ended September 30, 2018, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time.  For example, two parties may agree to exchange interest payments on variable and fixed rate instruments.  The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio.  Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations.  Gains or losses are realized upon early termination of the swap agreements.  Risks may exceed the amounts shown in the Statements of Assets and Liabilities.  These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements.  For the period ended September 30, 2018, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date.  MMD Rate Locks may be used for hedging purposes.  There is no payment made or received at inception of the MMD Rate Lock.  The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund.  In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund.  The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions.  If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive.  For the period ended September 30, 2018, the Funds had no investments in MMD Rate Locks

Item 2. Controls and Procedures

(a)       The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)        Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date: November 27, 2018